QUESTAR FUNDS, INC.
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AZZAD/DOW JONES ETHICAL MARKET FUND

     SUPPLEMENT DATED AUGUST 16, 2001, TO PROSPECTUS DATED OCTOBER 16, 2000

Effective August 1, 2001, Fund Services, Inc., d/b/a Champion Fund Services(TM)is the Azzad/Dow Jones Ethical Market Fund's Administrator, Fund Accountant, and Transfer Agent and Dividend Disbursing Agent, replacing American Data Services, Inc.; and Lloyd, Scott and Valenti, LTD, 15608 Spring Hill Lane, Suite 113, Pflugerville, Texas 78660 is the Distributor, replacing AmeriMutual Funds Distributor, Inc. On and after that date, all purchases, redemptions and requests for information should be addressed to Champion Fund Services at 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014 or by calling (888) 350-3369. All references to American Data Services, Inc. and AmeriMutual Funds Distributor, Inc. are to be disregarded. All references to telephone number
(631) 951-0500 are to be disregarded.

THE INFORMATION BELOW REPLACES THE COMPARABLE INFORMATION IN THE APPLICABLE NAMED SECTIONS OF THE PROSPECTUS.

PROSPECTUS COVER PAGE (SECOND PARAGRAPH, FOURTH SENTENCE)
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You may contact the Fund by writing to the Azzad/Dow  Jones Ethical Market Fund,
c/o Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, or by calling (888) 350-3369.

MANAGEMENT
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THE INVESTMENT ADVISER ( FIRST SENTENCE, PAGE 12)
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Azzad Asset  Management,  Inc. (the  "Investment  Adviser"),  3130 Fairview Park
Drive, Suite 130, Falls Church, Virginia 22042, serves as investment adviser to the Fund.

ADMINISTRATOR (PAGE 13)
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Champion Fund  Services,  14340 Torrey Chase Blvd.,  Suite 170,  Houston,  Texas
77014, under an Administration Agreement with the Fund dated July 16, 2001, provides administrative and fund accounting services to the Fund, subject to the supervision of the Board. Champion Fund Services assumed responsibilities as Administrator effective August 1, 2001.

DISTRIBUTOR (PAGE 13)
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Effective  August 1, 2001,  pursuant to the Fund's  Distribution  Plan, the Fund entered into a Distribution Agreement with Lloyd, Scott and Valenti, LTD (the "Distributor"), pursuant to which the Distributor has agreed to act as the Fund's agent in connection with the distribution of Fund shares. The Distributor may enter into arrangements with banks, broker/dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES
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OPENING YOUR ACCOUNT
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By Telephone (third paragraph, page 16)
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You will then need to mail a signed account application to:
        Azzad/Dow Jones Ethical Market Fund
        c/o Champion Fund Services
        14340 Torrey Chase Blvd., Suite 170
        Houston, Texas 77014

By Mail (fourth paragraph, page 16)
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You may  also  open an  account  by  mailing  a  completed  and  signed  account application, together with a check made payable to the Fund, to:
        Azzad/Dow Jones Ethical Market Fund
        c/o Champion Fund Services
        14340 Torrey Chase Blvd., Suite 170
        Houston, Texas 77014

HOW TO SELL (REDEEM) SHARES OF THE FUND (THIRD PARAGRAPH, SECOND SENTENCE,
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PAGE 18
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Please call (888) 350-3369 for further information.

REDEMPTION PROCEDURES
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By Mail (second paragraph, page 18)
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Mail your request and documentation to:
        Azzad/Dow Jones Ethical Market Fund
        c/o Champion Fund Services
        14340 Torrey Chase Blvd., Suite 170
        Houston, Texas 77014

By Wire (third paragraph, first sentence, page 19)
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To request a wire redemption,  mail or call the Transfer Agent at (888) 350-3369 with your request.

Automatic Redemption (second paragraph, first sentence, page 19)
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To set up periodic redemptions  automatically,  call or write the Transfer Agent at (888) 350-3369 for an "Automatic Redemption" form.

Transferring Registration (page 20)
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You can transfer the  registration of your shares in the Azzad/Dow Jones Ethical
Market Fund to another person by completing a transfer form and sending it to Azzad/Dow Jones Ethical Market Fund, c/o Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014.

How to Contact the Fund (page 21)
---------------------------------
For more information about the Fund or your account, you may write to the Fund at:
        Azzad/Dow Jones Ethical Market Fund
        c/o Champion Fund Services
        14340 Torrey Chase Blvd., Suite 170
        Houston, Texas 77014

Or you may call toll free at (888) 350-3369.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING (THIRD SENTENCE PAGE 24)
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Champion Fund Services, the Fund's Administrator,  located at 14340 Torrey Chase
Blvd., Suite 170, Houston, Texas 77014, also serves as the Fund's transfer agent and dividend disbursing agent.

FOR MORE INFORMATION
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INVESTMENT ADVISER (PAGE 25)
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Azzad Asset Management, Inc.
3130 Fairview Park Drive, Suite 130
Falls Church, VA 22042

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT (PAGE 25)
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Champion Fund Services
14340 Torrey Chase Blvd., Suite 170
Houston, Texas 77014

STATEMENT OF ADDITIONAL INFORMATION ("SAI")  (BACK COVER, SECOND PARAGRAPH)
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You  may  obtain  free  copies  of  both  reports  and the  SAI,  request  other information and discuss your questions about the Fund by contacting the Fund at:

                       Azzad/Dow Jones Ethical Market Fund
                           c/o Champion Fund Services
                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                          Or by calling (888) 350-3369